Other Borrowed Funds (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank advances
Balance at year end	$ 1,073,944,000	$ 1,223,950,000
Federal Home Loan Bank advances short-term
Federal Home Loan Bank advances
Balance at year end	1,067,700,000	1,215,000,000
Rate on balance outstanding at year end (as a percent)	0.15%	0.17%
Average daily balance	1,077,973,000	833,868,000
Average rate (as a percent)	0.16%	0.16%
Maximum amount outstanding at any month end	1,352,500,000	1,280,500,000
Federal Home Loan Bank advances long-term
Federal Home Loan Bank advances
Balance at year end	6,244,000	8,950,000
Rate on balance outstanding at year end (as a percent)	3.51%	3.53%
Average daily balance	7,338,000	7,289,000
Average rate (as a percent)	3.51%	3.53%
Maximum amount outstanding at any month end	8,934,000	8,993,000
Amortization of long-term advances for the next five years	$ 160,000
Period of amortization of long-term advances	5 years